ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 6 - Accrued Expenses and Accounts Payable

As of March 31, 2014 accrued expenses consisted of the following:

Accrued consulting and related expenses	$142,043
Accrued payroll	25,009

Total	$167,052

Note 7 – Accounts Payable and Accrued Expenses

As of December 31, 2013 and 2012 accrued expenses consisted of the following:

	December 31,
	2013	2012
Accrued consulting expenses and related expenses	$436,348	$—
Professional fees	109,057	30,477
Accrued payroll	12,944	17,700

	$558,349	$48,177